FINANCIAL INSTRUMENTS (Movements in the Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative [Line Items]
Net fair value movements of non-designated derivatives	$ 5,889	$ (4,183)
Net cash movement on non-designated derivatives and swap settlements	1,315	1,621
Total cash movement and valuation gain/(loss) on non-designated derivatives	7,204	(2,562)
Not designated as hedging instrument
Derivative [Line Items]
Net fair value movements of non-designated derivatives	$ 5,889	$ (4,183)